CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade receivables, net of provision (in dollars)	$ 3,073	$ 3,073
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares, issued	798,423	34
Common stock, shares outstanding	798,423	34
Series D Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares designated	250,000	250,000
Preferred stock, shares issued	8,160	8,160
Preferred Stock, shares outstanding	8,160	8,160